Deposits - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits
Deposit insurance per account owner	$ 250,000
Time deposits, each with a minimum denomination of $250,000	20,430,000	$ 18,032,000
Listing service deposits	$ 8,506,000	$ 11,225,000